Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income	$ 134	$ 2,455	$ 148	$ 2,590	$ 224
of which:
Interest income	95	134	158	230	357
Dividend income (from investments in equity securities)	34	1	14	35	16
Net gains on sales and revaluation of non-current assets and businesses	(55)	2,073	128	2,018	21
Net foreign exchange (losses)/gains on financing activities	4	85	(124)	90	(206)
Other	$ 56	$ 161	$ (27)	$ 217	$ 36